Gross investment in lease	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Gross investment in lease

5.       Gross investment in lease:

	2018	2017
Gross investment in lease	$861,979	$723,374
Current portion	(44,348)	(35,478)
	$817,631	$687,896

In April 2015, the Company entered into an agreement with MSC to bareboat charter five 11000 TEU vessels for a 17-year term, beginning from the vessel delivery dates. Pursuant to the Company’s right of first refusal agreement with GCI, the Company retained three of the vessels and GCI acquired the remaining two vessels. In June 2016, two of the five 11000 TEU vessels and associated bareboat charter contracts were acquired by the Company from GCI. At the end of each 17-year bareboat charter term, MSC has agreed to purchase each vessel for $32,000,000. Each transaction is considered a direct financing lease and accounted for as a disposition of vessels upon delivery of each vessel.

In 2017, four of the five 11000 TEU vessels delivered and commenced their 17-year bareboat charters. In January 2018, the fifth 11000 TEU vessel was delivered and commenced its 17-year bareboat charter.